INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
INTANGIBLE ASSETS
Schedule of changes in the net carrying amount of intangible assets

	Spectrum licences	Software	Customer relationships, naming rights and other	Broadcasting licences, trademarks and sport franchises	Projects under development	Total

Cost
Balance as of December 31, 2015	$1,006.9	$708.1	$118.2	$120.1	$29.3	$1,982.6
Additions	—	108.8	2.8	—	28.2	139.8
Net change in additions financed with accounts payable	—	(7.0)	—	—	(2.0)	(9.0)
Business acquisitions (note 11)	—	0.5	10.3	4.8	—	15.6
Reclassification	—	30.4	—	—	(30.4)	—
Retirement, disposals and other	—	(29.8)	(15.0)	—	—	(44.8)

Balance as of December 31, 2016	1,006.9	811.0	116.3	124.9	25.1	2,084.2
Additions	—	77.7	2.4	—	61.8	141.9
Net change in additions financed with accounts payable	—	13.9	—	—	12.3	26.2
Reclassification	—	32.1	—	—	(32.1)	—
Retirement, disposals and other (note 7)	(283.4)	(7.6)	(2.8)	—	(2.3)	(296.1)

Balance as of December 31, 2017	$723.5	$927.1	$115.9	$124.9	$64.8	$1,956.2

	Spectrum licences	Software	Customer relationships, naming rights and other	Broadcasting licences, trademarks and sport franchises	Projects under development	Total

Accumulated amortization and impairment losses
Balance as of December 31, 2015	$247.7	$405.2	$49.1	$102.6	$—	$804.6
Amortization	—	84.7	13.2	—	—	97.9
Impairment losses (note 8)	—	—	0.8	—	—	0.8
Retirement, disposals and other	—	(28.1)	(15.0)	—	—	(43.1)

Balance as of December 31, 2016	247.7	461.8	48.1	102.6	—	860.2
Amortization	—	93.0	11.8	—	—	104.8
Impairment losses (note 8)	—	1.4	4.4	8.0	—	13.8
Retirement, disposals and other	—	(2.9)	(2.8)	—	—	(5.7)

Balance as of December 31, 2017	$247.7	$553.3	$61.5	$110.6	$—	$973.1

Net carrying amount
As of December 31, 2016	$759.2	$349.2	$68.2	$22.3	$25.1	$1,224.0
As of December 31, 2017	$475.8	$373.8	$54.4	$14.3	$64.8	$983.1